As filed with the Securities and Exchange Commission on June 1, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
 INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6609

Date of fiscal year end:  December 31, 2015

Date of reporting period:  March 31, 2015

Item 1. Schedules of Investments.

Kellner Merger Fund
Schedule of Investments
at March 31, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS - 86.2%
	Administrative and Support Services - 4.8%
22,100	Baker Hughes, Inc.	$1,405,118
136,900	Orbitz Worldwide, Inc. (a)	1,596,254
		3,001,372

	Beverage and Tobacco Product Manufacturing - 0.8%
8,039	Lorillard, Inc. (c)	525,349

	Broadcasting (except Internet) - 2.5%
10,700	DIRECTV (a)(c)	910,570
67,400	Sirius XM Holdings, Inc. (a)(c)	257,468
2,500	Time Warner Cable, Inc.	374,700
		1,542,738

	Chemical Manufacturing - 13.2%
0	Actavis plc (a)(b)	86
900	AstraZeneca PLC - ADR	61,587
1	Endo International plc (a)(b)	90
4,700	Pharmacyclics, Inc. (a)	1,202,965
50,800	Polypore International, Inc. (a)	2,992,120
22,900	Salix Pharmaceuticals, Inc. (a)	3,957,349
		8,214,197

	Computer and Electronic Product Manufacturing - 7.2%
23,400	Aruba Networks, Inc. (a)	573,066
91,400	Exelis, Inc.	2,227,418
32,400	Freescale Semiconductor Ltd. (a)(b)	1,320,624
22,800	Tokyo Electron Ltd. - ADR (a)	396,036
		4,517,144

	Credit Intermediation and Related Activities - 15.1%
36,300	City National Corp.	3,233,604
305,000	Hudson City Bancorp, Inc. (c)	3,196,400
218,800	Susquehanna Bancshares, Inc. (c)	2,999,748
		9,429,752

	Data Processing, Hosting, and Related Services - 3.0%
90,100	Riverbed Technology, Inc. (a)(c)	1,883,991

	General Merchandise Stores - 11.7%
91,900	Family Dollar Stores, Inc. (c)	7,282,156

	Insurance Carriers and Related Activities- 0.0%
600	Montpelier Re Holdings Ltd. (b)	23,064

	Machinery Manufacturing - 0.3%
2,200	Dresser-Rand Group, Inc. (a)	176,770

	Merchant Wholesalers, Nondurable Goods - 5.8%
26,300	Sigma-Aldrich Corp. (c)	3,635,975

	Miscellaneous Manufacturing - 2.2%
1	Becton, Dickinson and Co.	207
77,500	International Game Technology (c)	1,349,275
		1,349,482

	Miscellaneous Store Retailers - 1.7%
114,200	Office Depot, Inc. (a)	1,050,640

	Oil and Gas Extraction - 2.1%
167,900	Talisman Energy, Inc. (b)	1,289,472

	Paper Manufacturing - 6.1%
76,300	MeadWestvaco Corp.	3,805,081

	Performing Arts and Spectator Sports - 1.0%
9,300	Life Time Fitness, Inc. (a)	659,928

	Primary Metal Manufacturing - 2.7%
46,200	RTI International Metals, Inc. (a)	1,659,042

	Professional, Scientific, and Technical Services - 0.8%
11,100	Advent Software, Inc.	489,621

	Publishing Industries (Except Internet) - 1.8%
18,800	Catamaran Corp. (a)(b)	1,119,352

	Telecommunications - 0.9%
7,798	Covisint Corp. (a)	15,830
31,000	Mavenir Systems, Inc. (a)	549,940
		565,770

	Transportation Equipment Manufacturing - 2.0%
11,800	TRW Automotive Holdings Corp. (a)	1,237,230

	Utilities - 0.5%
12,900	Pepco Holdings, Inc.	346,107
	TOTAL COMMON STOCKS (Cost $53,037,478)	53,804,233

	RIGHTS - 0.0%
	Hospitals - 0.0%
6,500	Community Health Systems, Inc. (a)	143
	TOTAL RIGHTS (Cost $0)	143

Contracts
	PURCHASED OPTIONS - 0.0%
	Put Options - 0.0%
123	Time Warner Cable, Inc.
	Expiration: April 2015, Exercise Price: $135.00	7,134
	TOTAL PURCHASED OPTIONS (Cost $105,332)	7,134

Shares
	MONEY MARKET FUNDS - 13.8%
8,615,004	Fidelity Institutional Money Market Portfolio - Class I, 0.10% (d)(e)	8,615,004
	TOTAL MONEY MARKET FUNDS (Cost $8,615,004)	8,615,004

	Total Investments in Securities (Cost $61,757,814) - 100.0%	62,426,514
	Liabilities in Excess of Other Assets - (0.0)%	(10,866)
	NET ASSETS - 100.0%	$62,415,648

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	All or a portion of the security has been segregated for open short positions.
(d)	Rate shown is the 7-day annualized yield as of March 31, 2015.
(e)	All or a portion of the shares have been committed as collateral for the total return swaps.
ADR	American Depository Receipt

Kellner Merger Fund
Schedule of Securities Sold Short
at March 31, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS - 40.7%
	Beverage and Tobacco Product Manufacturing - 0.3%
2,339	Reynolds American, Inc.	$161,180

	Broadcasting (except Internet) - 9.7%
107,526	Comcast Corp. - Class A	6,071,993

	Chemical Manufacturing - 0.2%
3,684	Pfizer, Inc.	128,166

	Computer and Electronic Product Manufacturing - 4.0%
18,526	Applied Materials, Inc.	417,947
9,368	Harris Corp.	737,824
20,926	Mitel Networks Corp. (a)(b)	212,817
11,408	NXP Semiconductors NV (a)(b)	1,144,907
		2,513,495

	Credit Intermediation and Related Activities - 11.3%
55,357	BB&T Corp.	2,158,369
25,627	M&T Bank Corp.	3,254,629
27,185	Royal Bank of Canada (b)	1,640,887
		7,053,885

	General Merchandise Stores - 3.0%
22,827	Dollar Tree, Inc. (a)	1,852,297

	Insurance Carriers and Related Activities - 0.0%
283	Endurance Specialty Holdings Ltd.	17,303

	Miscellaneous Store Retailers - 0.6%
24,987	Staples, Inc.	406,913

	Paper Manufacturing - 6.2%
59,558	Rock-Tenn Co. - Class A	3,841,491

	Primary Metal Manufacturing - 2.7%
130,815	Alcoa, Inc.	1,690,130

	Support Activities for Mining - 1.7%
24,752	Halliburton Co.	1,086,118

	Telecommunications - 1.0%
18,249	AT&T, Inc.	595,830
	TOTAL COMMON STOCKS (Proceeds $25,021,130)	25,418,801
	Total Securities Sold Short (Proceeds $25,021,130)	$25,418,801

(a)	Non-income producing security.
(b)	Foreign issued security.

Kellner Merger Fund
Schedule of Swap Contracts
at March 31, 2015 (Unaudited)

Security	Total Return Received	Termination Date	Shares	Notional Amount	Net Unrealized Appreciation/(Depreciation)	Counterparty
LONG TOTAL RETURN SWAP CONTRACTS
Dresser-Rand Group	Total return of security	11/19/2024	20,000	$1,607,000	$25,400	Goldman Sachs & Co.
Hospira, Inc.	Total return of security	3/11/2025	34,800	3,056,832	(348)	Goldman Sachs & Co.
Time Warner Cable, Inc.	Total return of security	10/18/2024	34,900	5,230,812	74,337	Goldman Sachs & Co.
TRW Automotive Holdings Corp.	Total return of security	10/21/2024	49,300	5,169,105	493	Goldman Sachs & Co.
					$99,882

Kellner Event Fund
Schedule of Investments
at March 31, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS - 63.9%
	Administrative and Support Services - 2.4%
1,700	Baker Hughes, Inc.	$108,086
12,000	Orbitz Worldwide, Inc. (a)	139,920
		248,006

	Broadcasting (except Internet) - 6.7%
805	Cumulus Media, Inc. - Class A (a)	1,988
56,000	Sirius XM Holdings, Inc. (a)(c)	213,920
34,708	Spanish Broadcasting System, Inc. - Class A (a)	139,526
2,200	Time Warner Cable, Inc.	329,736
		685,170

	Chemical Manufacturing - 9.6%
1	Actavis plc (a)(b)	274
3,100	Hospira, Inc. (a)	272,304
400	Pharmacyclics, Inc. (a)	102,380
4,400	Polypore International, Inc. (a)	259,160
2,000	Salix Pharmaceuticals, Inc. (a)	345,620
		979,738

	Computer and Electronic Product Manufacturing - 3.9%
2,000	Aruba Networks, Inc. (a)	48,980
8,000	Exelis, Inc.	194,960
2,800	Freescale Semiconductor Ltd. (a)(b)	114,128
2,000	Tokyo Electron Ltd. - ADR	34,740
		392,808

	Credit Intermediation and Related Activities - 8.2%
3,200	City National Corp.	285,056
27,000	Hudson City Bancorp, Inc. (c)	282,960
19,400	Susquehanna Bancshares, Inc.	265,974
		833,990

	Data Processing, Hosting, and Related Services - 1.7%
8,000	Riverbed Technology, Inc. (a)(c)	167,280

	General Merchandise Stores - 6.2%
8,000	Family Dollar Stores, Inc. (c)	633,920

	Machinery Manufacturing - 1.6%
2,000	Dresser-Rand Group, Inc. (a)	160,700

	Merchant Wholesalers, Nondurable Goods - 3.3%
4,150	Alliance One International, Inc. (a)	4,565
2,400	Sigma-Aldrich Corp. (c)	331,800
		336,365

	Mining (except Oil and Gas) - 1.4%
10,375	Alpha Natural Resources, Inc. (a)	10,374
6,079	SunCoke Energy Partners LP	129,422
		139,796

	Miscellaneous Manufacturing - 1.2%
7,200	International Game Technology (c)	125,352

	Miscellaneous Store Retailers - 0.9%
10,000	Office Depot, Inc. (a)	92,000

	Oil and Gas Extraction - 1.1%
14,800	Talisman Energy, Inc. (b)	113,664

	Paper Manufacturing - 3.3%
6,800	MeadWestvaco Corp.	339,116

	Performing Arts and Spectator Sports - 0.6%
800	Life Time Fitness, Inc. (a)	56,768

	Primary Metal Manufacturing - 1.4%
4,000	RTI International Metals, Inc. (a)	143,640

	Professional, Scientific, and Technical Services - 2.0%
1,000	Advent Software, Inc.	44,110
3,600	Yahoo!, Inc. (a)	159,966
		204,076

	Publishing Industries (except Internet) - 0.9%
1,600	Catamaran Corp. (a)(b)	95,264

	Telecommunications - 1.3%
26,515	Globalstar, Inc. (a)	88,295
2,400	Mavenir Systems, Inc. (a)	42,576
		130,871

	Transportation Equipment Manufacturing - 5.8%
5,600	TRW Automotive Holdings Corp. (a)(c)	587,160

	Utilities - 0.4%
1,400	Pepco Holdings, Inc. (c)	37,562
	TOTAL COMMON STOCKS (Cost $6,394,978)	6,503,246

	PREFERRED STOCKS - 2.8%
	Real Estate - 2.3%
10,000	American Realty Capital Properties, Inc.	236,000

	Telecommunications - 0.5%
2,050	United States Cellular Corp.	51,906
	TOTAL PREFERRED STOCKS (Cost $270,988)	287,906

	CLOSED-END FUNDS - 3.5%
33,000	BlackRock Debt Strategies Fund, Inc.	123,090
20,026	Nuveen Floating Rate Income Opportunity Fund	232,902
	TOTAL CLOSED-END FUNDS (Cost $344,595)	355,992

Principal Amount
	CONVERTIBLE BONDS - 0.2%
	Goodrich Petroleum Corp.
$41,500	5.00%, 10/1/2032	21,839
	TOTAL CONVERTIBLE BONDS (Cost $18,923)	21,839

	CORPORATE BONDS - 1.8%
	Arch Coal, Inc.
171,814	9.875%, 6/15/2019	51,544
	Alaska Communications Systems Group, Inc.
130,000	6.25%, 5/1/2018	128,132
	TOTAL CORPORATE BONDS (Cost $179,556)	179,676

	MUNICIPAL BONDS - 1.9%
	Commonwealth of Puerto Rico Public Improvement Funding Bonds, Series 2012 A, General Obligation
250,000	4.00%, 7/1/2020	191,413
	TOTAL MUNICIPAL BONDS (Cost $183,840)	191,413

Contracts
	PURCHASED OPTIONS - 0.0%
	Put Options - 0.0%
7	Time Warner Cable, Inc.
	Expiration: April 2015, Exercise Price: $135.00	406
	TOTAL PURCHASED OPTIONS (Cost $5,995)	406

Shares
	MONEY MARKET FUNDS - 23.1%
2,350,837	Fidelity Institutional Money Market Portfolio - Class I, 0.10% (d)	2,350,837
	TOTAL MONEY MARKET FUNDS (Cost $2,350,837)	2,350,837

	Total Investments in Securities (Cost $9,749,712) - 97.2%	9,891,315
	Other Assets in Excess of Liabilities - 2.8%	284,764
	NET ASSETS - 100.0%	$10,176,079

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	All or a portion of the security has been segregated for open short positions.
(d)	Rate shown is the 7-day annualized yield as of March 31, 2015.
ADR	American Depository Receipt

Kellner Event Fund
Schedule of Securities Sold Short
at March 31, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS - 20.6%
	Broadcasting (except Internet) - 3.5%
6,325	Comcast Corp. - Class A	$357,173

	Computer and Electronic Product Manufacturing - 2.1%
1,625	Applied Materials, Inc.	36,660
820	Harris Corp.	64,583
1,620	Mitel Networks Corp. (a)(b)	16,475
986	NXP Semiconductors NV (a)(b)	98,955
		216,673

	Credit Intermediation and Related Activities - 6.3%
4,908	BB&T Corp.	191,363
830	Canadian Western Bank (b)	18,172
2,269	M&T Bank Corp.	288,163
2,397	Royal Bank of Canada (b)	144,683
		642,381

	General Merchandise Stores - 1.6%
1,988	Dollar Tree, Inc. (a)	161,316

	Miscellaneous Store Retailers - 0.4%
2,189	Staples, Inc.	35,648

	Paper Manufacturing - 3.4%
5,288	Rock-Tenn Co. - Class A	341,076

	Primary Metal Manufacturing - 1.4%
11,326	Alcoa, Inc.	146,332

	Securities, Commodity Contracts and Other Financial Investment Activities - 1.1%
1,386	Alibaba Group Holding Ltd. - ADR (a)	115,371

	Support Activities for Mining - 0.8%
1,904	Halliburton Co.	83,547
	TOTAL COMMON STOCKS (Proceeds $2,087,301)	2,099,517

Principal Amount
	CORPORATE BONDS - 1.1%
	Vallourec SA (b)
$100,000	2.25%, 9/30/2024	109,367
	TOTAL CORPORATE BONDS (Proceeds $113,960)	109,367
	Total Securities Sold Short (Proceeds $2,201,261)	$2,208,884

(a)	Non-income producing security.
(b)	Foreign issued security.
ADR	American Depository Receipt

Note 1 – Securities Valuation

The Kellner Funds’ (the “Funds”) investments in securities are carried at their fair value.  Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity securities, including common stocks, preferred stocks, and closed-end funds, that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Debt securities, such as corporate bonds, asset-backed securities, municipal bonds, and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  These securities will generally be classified in level 2 of the fair value hierarchy.

Options are valued using the composite pricing via the National Best Bid and Offer quotes. Composite pricing looks at the last trade on the exchange where the option is traded. If there are no trades for an option on a given business day, as of closing, the Funds will value the option at the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. Options that are valued based on quoted prices from the exchange are categorized in level 1 of the fair value hierarchy. Options that are valued at the mean of the highest bid price and lowest asked price are categorized in level 2.

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

  The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of March 31, 2015:

Kellner Merger Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Administrative Support and Waste Management	$3,001,372	$-	$-	$3,001,372
Arts, Entertainment and Recreation	659,928	-	-	659,928
Finance and Insurance	9,452,816	-	-	9,452,816
Information	5,111,851	-	-	5,111,851
Manufacturing	21,484,295	-	-	21,484,295
Mining, Quarrying, and Oil and Gas Extraction	1,289,472	-	-	1,289,472
Professional, Scientific, and Technical Services	489,621	-	-	489,621
Retail Trade	8,332,796	-	-	8,332,796
Utilities	346,107	-	-	346,107
Wholesale Trade	3,635,975	-	-	3,635,975
Total Common Stocks	53,804,233	-	-	53,804,233
Rights	143	-	-	143
Purchased Options
Put Options	7,134	-	-	7,134
Total Purchased Options	7,134	-	-	7,134
Money Market Funds	8,615,004	-	-	8,615,004
Total Investments in Securities	$62,426,514	$-	$-	$62,426,514
Swap Contracts*	$-	$99,882	$-	$99,882
Securities Sold Short	$25,418,801	$-	$-	$25,418,801

*Swap contracts are valued at the net unrealized appreciation/(depreciation) on the instrument.

Kellner Event Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Administrative Support and Waste Management	$248,006	$-	$-	$248,006
Arts, Entertainment and Recreation	56,768	-	-	56,768

Finance and Insurance	833,990	-	-	833,990
Information	1,078,585	-	-	1,078,585
Manufacturing	2,728,514	-	-	2,728,514
Mining, Quarrying, and Oil and Gas Extraction	253,460	-	-	253,460
Professional, Scientific, and Technical Services	204,076	-	-	204,076
Retail Trade	725,920	-	-	725,920
Utilities	37,562	-	-	37,562
Wholesale Trade	336,365	-	-	336,365
Total Common Stocks	6,503,246	-	-	6,503,246
Preferred Stocks
Information	51,906	-	-	51,906
Real Estate, Rental and Leasing	236,000	-	-	236,000
Total Preferred Stocks	287,906	-	-	287,906
Closed-End Funds	355,992	-	-	355,992
Fixed Income
Convertible Bonds	-	21,839	-	21,839
Corporate Bonds	-	179,676	-	179,676
Municipal Bonds	-	191,413	-	191,413
Total Fixed Income	-	392,928	-	392,928
Purchased Options
Put Options	406	-	-	406
Total Purchased Options	406	-	-	406
Money Market Funds	2,350,837	-	-	2,350,837
Total Investments in Securities	$9,498,387	$392,928	$-	$9,891,315
Securities Sold Short	$2,099,517	$109,367	$-	$2,208,884

Refer to the Funds’ Schedule of Investments for a detailed break-out of securities by industry classification. Transfers between levels are recognized at March 31, 2015, the end of the reporting period. The Funds recognized no transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Funds during the period ended March 31, 2015.

Note 2 – Derivative Transactions

The Funds have adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

                The Funds may utilize options for hedging purposes as well as direct investment. Some options strategies, including buying puts, tend to hedge the Funds’ investments against price fluctuations. Other strategies, such as writing puts and calls and buying calls, tend to increase market exposure. Options contracts may be combined with each other in order to adjust the risk and return characteristics of the Funds’ overall strategy in a manner deemed appropriate to the Adviser and consistent with the Funds’ investment objective and policies. When a call or put option is written, an amount equal to the premium received is recorded as a liability. The liability is marked-to-market daily to reflect the current fair value of the written option. When a written option expires, a gain is realized in the amount of the premium originally received. If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which is purchased upon the exercise of the option.

With options, there is minimal counterparty credit risk to the Funds since the options are covered or secured, which means that the Funds will own the underlying security or, to the extent it does not hold the security, will maintain liquid assets consisting of cash, short-term securities, or equity or debt securities equal to the market value of the security underlying the option, marked to market daily.

Options purchased are recorded as investments and marked-to-market daily to reflect the current fair value of the option contract. If an option purchased expires, a loss is realized in the amount of the cost of the option contract. If a closing transaction is entered into, a gain or loss is realized to the extent that the proceeds from the sale are greater or less than the cost of the option. If a purchase put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a purchased call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

The Funds may invest in total return swaps to obtain exposure to the underlying referenced instrument, obtain leverage or attain the returns from ownership without actually owning the underlying position.  Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap.  Total return swap contracts are marked to market daily based on the value of the underlying reference entity and the change, if any, is recorded as an unrealized gain or loss.  Total return swaps normally do not involve the delivery of securities or other underlying assets.  If the counterparty to a total return swaps defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.  Total return swaps are derivatives and their value can be volatile.  To the extent that an advisor does not accurately analyze and predict future market trends, the values of assets or economic factors, a fund may suffer a loss, which may exceed the related amounts shown in the statement of assets and liabilities.  Periodic payments received or paid by a Fund are recorded as realized gains or losses.  Total return swap contracts outstanding at period end are listed after the Kellner Merger Fund’s schedule of investments.  The Kellner Event Fund did not invest in total return swaps during the period ended March 31, 2015.

Average Balance Information

The average monthly market values of purchased and written options during the period ended March 31, 2015 for the Kellner Merger Fund were $125,082 and $18,860, respectively.  The average notional value of total return swap contracts held by the Kellner Merger Fund during the period ended March 31, 2015 was $14,780,057.

Transactions in written options contracts for the period ended March 31, 2015 are as follows:

Kellner Merger Fund
	Contracts	Premiums Received
Beginning Balance	326	$41,878
Options written	123	52,755
Options closed	(123)	(52,755)
Options expired	(326)	(41,878)
Outstanding at March 31, 2015	-	$-

Average Balance Information

The average monthly market values of purchased and written options during the period ended March 31, 2015 for the Kellner Event Fund were $2,790 and $1,073, respectively.

Transactions in written options contracts for the period ended March 31, 2015 are as follows:

Kellner Event Fund
	Contracts	Premiums Received
Beginning Balance	-	$-
Options written	7	3,002
Options closed	(7)	(3,002)
Outstanding at March 31, 2015	-	$-

Note 3 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at March 31, 2015, was as follows*:

Kellner Merger Fund

Cost of investments	$61,771,137

Gross unrealized appreciation	$1,273,721
Gross unrealized depreciation	(618,344)
Net unrealized appreciation	$655,377

Kellner Event Fund

Cost of investments	$9,749,712

Gross unrealized appreciation	$230,349
Gross unrealized depreciation	(88,746)
Net unrealized appreciation	$141,603

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”), as amended) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
                                            Douglas G. Hess, President

Date 5/27/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
                                              Douglas G. Hess, President

Date 5/27/2015

By (Signature and Title)* /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date 5/27/2015

* Print the name and title of each signing officer under his or her signature.